Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,386	€ 1,559
Additions	29	44
Capital expenditure	14	11
Business combinations, disposals and other changes	(6)	(2)
Amortization through income statement	(194)	(112)
Impairment losses	(8)	(23)
Shadow accounting adjustments	41	15
Net exchange differences	72	(105)
Ending balance	1,333	1,386
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,875
Ending balance	8,427	7,875
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(6,489)
Ending balance	(7,094)	(6,489)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	375	392
Business combinations, disposals and other changes		8
Net exchange differences	16	(25)
Ending balance	391	375
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	537
Ending balance	561	537
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(161)
Ending balance	(169)	(161)
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	815	952
Amortization through income statement	(163)	(79)
Shadow accounting adjustments	41	15
Net exchange differences	57	(73)
Ending balance	750	815
VOBA [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,447
Ending balance	6,923	6,447
VOBA [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(5,632)
Ending balance	(6,174)	(5,632)
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	71	84
Amortization through income statement	(8)	(7)
Net exchange differences	1	(5)
Ending balance	65	71
Future servicing rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	339
Ending balance	350	339
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(268)
Ending balance	(285)	(268)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	79	69
Additions	25	33
Capital expenditure	14	11
Business combinations, disposals and other changes	(7)	(10)
Amortization through income statement	(20)	(18)
Impairment losses	(7)	(6)
Net exchange differences	(1)
Ending balance	83	79
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	379
Ending balance	408	379
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(300)
Ending balance	(325)	(300)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	45	61
Additions	3	11
Business combinations, disposals and other changes	1	0
Amortization through income statement	(4)	(7)
Impairment losses	(1)	(17)
Net exchange differences	(1)	(2)
Ending balance	44	45
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	174
Ending balance	185	174
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(129)
Ending balance	€ (141)	€ (129)